Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 2,839
2020	2,072
2021	1,653
2022	1,576
2023	1,420
Thereafter	810
Total	$ 10,370